Note Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
(4) Note Payable

As part of the financing for the purchase of the Sanish Field Assets, on December 18, 2015, the Partnership executed a note in favor of the Sellers in the original principal amount of $97.5 million. The note bears interest at 5% per annum and is payable in full no later than September 30, 2016 (“Maturity Date”). The Partnership’s right to extend the Maturity Date to March 31, 2017 is subject to the satisfaction of the following conditions: (i) the Partnership must deliver to Seller written notice of the election to extend the Maturity Date no later than September 1, 2016, (ii) the Partnership must pay to Seller an extension fee equal to 0.5% of the outstanding principal balance outstanding at September 30, 2016, (iii) during the extension period and until the note is paid in full, in cash, the interest rate on the outstanding principal amount of the note will bear interest at the fixed rate of 7.0% per annum, (iv) the outstanding principal amount of the note as of September 1, 2016 shall not be in excess of $60 million, and (v) both at the time of the delivery of the extension notice and as of September 30, 2016, no event of default shall exist under the note or any collateral document. There is no penalty for prepayment of the note. Payment of the note is secured by a mortgage and liens on all of the Sanish Field Assets in customary form. If the Partnership has not fully repaid all amounts outstanding under the note on or before June 30, 2016, the Partnership must also pay a deferred origination fee in an amount equal to $250,000.

Interest is due monthly on the last day of each month while the note remains outstanding. In addition to interest payments on the outstanding principal balance of the note, the Partnership must make mandatory principal payments monthly in an amount equal to 75% of the net proceeds the Partnership receives from the sale of its equity securities until the principal amount of the note is reduced to $60 million and 50% of the net proceeds the Partnership receives from the sale of its equity securities thereafter, until the note is paid in full. In addition, if the Partnership sells any of the property that is collateral for the note, the Partnership must make a mandatory principal payment equal to 100% of the net proceeds of such sale until the principal amount of the note is paid in full.

As of December 31, 2015, the outstanding balance on the note was $85.0 million, the note has a carrying value of $81.7 million which approximates its fair market value.